Fair value measurement	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair value measurement

10. Fair value measurement:

Except for derivative liability – warrant that was measured at level 3 inputs in the three-tier fair value hierarchy, the Company does not have any other financial instruments that are subsequently measured at fair value.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)